Fair Value Measures - Schedule of Carrying Amounts and Fair Values of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ 3,440,203	$ 3,001,996
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	3,485,392	2,996,935
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
ABL Facility | Carrying Amount | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	1,929,259	1,988,176
ABL Facility | Fair Value | Level 1 | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
ABL Facility | Fair Value | Level 2 | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	1,956,011	2,020,000
ABL Facility | Fair Value | Level 3 | Line of Credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2025 Secured Notes | Carrying Amount | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	522,735	520,350
2025 Secured Notes | Fair Value | Level 1 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2025 Secured Notes | Fair Value | Level 2 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	527,021	526,800
2025 Secured Notes | Fair Value | Level 3 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2028 Secured Notes | Carrying Amount | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	494,500	493,470
2028 Secured Notes | Fair Value | Level 1 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2028 Secured Notes | Fair Value | Level 2 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	474,285	450,135
2028 Secured Notes | Fair Value | Level 3 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2031 Secured Notes | Carrying Amount | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	493,709	0
2031 Secured Notes | Fair Value | Level 1 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0
2031 Secured Notes | Fair Value | Level 2 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	528,075	0
2031 Secured Notes | Fair Value | Level 3 | Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 0	$ 0